Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 13, 2012
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Central Index Key	dei_EntityCentralIndexKey	0000795259
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 13, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012